[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]

(212) 318-6531 brianhurley@paulhastings.com
August 4, 2006	37269.00001

Securities and Exchange Commission

450 Fifth Avenue, N.W.

Washington, DC 20549

Re:	Excelsior Funds, Inc. (the “Company”)

Rule 497(j)

(No. 2-92665)

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the form of prospectuses contained in the post-effective amendment to the registration statement on Form N-1A for the above-captioned Company do not differ from those which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 54 was filed electronically with the Commission on July 31, 2006 pursuant to Rule 485 (b).

Very truly yours,

/s/Brian F. Hurley

Brian F. Hurley

of Paul, Hastings, Janofsky & Walker LLP